Offerings	Aug. 27, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0003 1/3 per share
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate principal amount or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. There are also being registered hereunder an indeterminate amount of the registrant's securities as may be issued upon conversion of or exchange for, as the case may be, any other securities registered under this registration statement and rights or obligations to purchase Class A Common Stock, Class C Common Stock, Preferred Stock, Debt Securities, or other securities, property or assets. Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities as may be issued in connection with stock splits, stock dividends or similar transactions. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee and will pay the registration fee subsequently in advance or on a "pay-as-you-go basis."
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class C Common Stock, par value $0.0003 1/3 per share
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Offering Note 1.